Significant Transactions (Details)												12 Months Ended
	Dec. 02, 2025 CNY (¥)	Dec. 02, 2025 USD ($)	Aug. 15, 2024 CNY (¥)	Aug. 15, 2024 USD ($)	Jun. 28, 2024 USD ($)	Mar. 20, 2024 CNY (¥)	Mar. 20, 2024 USD ($)	Mar. 07, 2024 CNY (¥)	Mar. 07, 2024 USD ($)	Mar. 30, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2026 shares	Dec. 31, 2025 USD ($) shares	Dec. 02, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Aug. 15, 2024 USD ($)	Jun. 28, 2024 ¥ / shares	Jun. 28, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Significant Transactions [Line Items]
Outstanding shares percentage										100.00%	100.00%
Cash | ¥												¥ 678,309		¥ 588,493
Ordinary shares issued (in Shares) | shares												33,243,582		33,243,582			33,243,582		33,243,582
Ordinary shares issued value | ¥												¥ 9,733		¥ 9,733
Share capital												742	$ 108
Additional paid-in capital | ¥												¥ 1,821,605,222		1,818,421,338
Volume weighted average price												85.00%					85.00%
Divided													$ 350,000,000,000
Divided percentage												85.00%	85.00%
Amount due to related parties										¥ 66,130,560	$ 9,600,000
Fair value of deferred contingent consideration												¥ 11,174,350		16,941,248	¥ 26,106,460				$ 2,383,607				$ 3,700,000
Forfeiture feature												6,544,170	$ 950,000
Intangible asset												26,624,439	3,865,000
Reduction of additional paid-in capital												91,859,481					$ 13,335,000
Legal fees			¥ 1,226,295	$ 175,000								9,743,037	1,414,371
Gain of disposal amount												73,109,395	10,257,280
Carrying amount of proceeds (in Yuan Renminbi) | ¥												1,441,722
Convertible note amount | ¥												1,152,723,200		938,562,791
Loss of debt extinguishment | ¥												(73,078,104)		(10,657,161)
Cash consideration	¥ 495,007,230	$ 69,922,201	28,755,632
Fair value of derivative
Fair value												180,024,384					25,343,967
Principal amount	636,595,230																	$ 89,922,201
Proceeds from issuance | ¥														¥ 142,536,000
Debt extinguishment amount												67,227,404	9,422,201
Debt restructuring costs												13,608,491	1,922,266
Unpaid transaction costs in other current liabilities												2,248,139					317,561
Convertible Debt [Member]
Significant Transactions [Line Items]
Loss of debt extinguishment	7,690,096	1,077,799
Fair value due to instrument specific credit												5,850,700					820,000
Ordinary Shares [Member]
Significant Transactions [Line Items]
Ordinary shares issued value												¥ 265,555,530					$ 38,550,000
PLKC International Limited [Member]
Significant Transactions [Line Items]
Purchase agreement equity interest												100.00%					100.00%
THRI [Member]
Significant Transactions [Line Items]
Legal fees		17,113,639										¥ 128,847,299	18,079,264
Cash proceeds		$ 2,886,361
TDL Group Corp [Member]
Significant Transactions [Line Items]
Legal fees | ¥	121,154,296
Other transaction costs												2,558,664					$ 360,000
Cash proceeds | ¥	20,433,704
Promissory Notes [Member]
Significant Transactions [Line Items]
Aggregate principal amount							$ 20,000,000		$ 20,000,000
Series A Convertible Notes [Member]
Significant Transactions [Line Items]
Principal amount																	$ 100					$ 45,000,000
Proceeds from issuance
1st Tranche [Member] | Series A-2 Convertible Note [Member]
Significant Transactions [Line Items]
Principal amount | ¥	¥ 636,595,230
Popeyes Disposal [Member]
Significant Transactions [Line Items]
Loss of debt extinguishment												¥ 8,121,832	1,142,729
Holdings IV [Member] | Ordinary Shares [Member]
Significant Transactions [Line Items]
Ordinary shares issued (in Shares) | shares												2,293,315					2,293,315
Pangaea Three Acquisition Holdings IV, Limited [Member] | Promissory Notes [Member]
Significant Transactions [Line Items]
Aggregate principal amount | ¥						¥ 142,536,000		¥ 142,536,000
Issuance of Convertible Notes to Cartesian [Member]
Significant Transactions [Line Items]
Loss of debt extinguishment												¥ 2,535,329	356,718
Issuance of Convertible Notes to Cartesian [Member] | Series A Convertible Notes [Member]
Significant Transactions [Line Items]
Principal amount																	$ 10,000,000
Holdings IV [Member]
Significant Transactions [Line Items]
Percentage of exempted holding.										90.00%	90.00%
Additional paid-in capital												¥ 265,554,788					$ 38,549,892
Holdings IV [Member] | Ordinary Shares [Member]
Significant Transactions [Line Items]
Ordinary shares issued (in Shares) | shares												2,063,984					2,063,984
PLK [Member]
Significant Transactions [Line Items]
Percentage of exempted holding.										10.00%	10.00%
Cash												¥ 206,658,000					$ 30,000,000
Fair value of deferred contingent consideration												78,284,821					$ 10,979,203
Forfeiture feature												¥ 325,141,920	47,200,000
PLK [Member] | Ordinary Shares [Member]
Significant Transactions [Line Items]
Ordinary shares issued (in Shares) | shares												229,331					229,331
Popeyes China Franchisee [Member]
Significant Transactions [Line Items]
Contractual term										20 years	20 years
Annual revenue percentage												3.00%					3.00%
Fair value of deferred contingent consideration												¥ 17,764,115					$ 1,568,361
Popeyes China Franchisee [Member] | Ordinary Shares [Member] | Forecast [Member]
Significant Transactions [Line Items]
Ordinary shares issued (in Shares) | shares																286,664
TH International Limited [Member]
Significant Transactions [Line Items]
Cash												206,658,000					30,000,000
Cartesian DCC [Member]
Significant Transactions [Line Items]
Fair value of deferred contingent consideration												100,569,154					14,115,246
THRI [Member]
Significant Transactions [Line Items]
Gain of disposal amount												2,444,711	343,967
Cash consideration												11,123,053	1,560,836
THRI [Member] | Series A-2 Convertible Note [Member]
Significant Transactions [Line Items]
Principal amount												177,579,673	25,000,000
PLK APAC Pte. Ltd.[Member]
Significant Transactions [Line Items]
Fair value of deferred contingent consideration			¥ 5,429,712																	$ 774,854
Series A-1 Convertible Note [Member] | Due to Related Parties [Member]
Significant Transactions [Line Items]
Fair value of deferred contingent consideration																	15,000,000
Series A-1 Convertible Note [Member] | Popeyes Disposal [Member]
Significant Transactions [Line Items]
Convertible note amount												108,740,538					15,257,975
Series A-1 Convertible Note [Member] | Issuance of Convertible Notes to Cartesian [Member]
Significant Transactions [Line Items]
Principal amount																	$ 741,340
Outstanding principal and interest												¥ 147,819,389	20,741,340
Series A Convertible Notes [Member]
Significant Transactions [Line Items]
Cash consideration				5,000,000
Series A Convertible Notes [Member] | Convertible Notes [Member]
Significant Transactions [Line Items]
Cash consideration													$ 20,000,000
Series A Convertible Notes [Member] | THRI [Member]
Significant Transactions [Line Items]
Cash consideration				$ 4,050,146
Class A Special Voting Share [Member] | Tim Hortons Restaurants International GmbH [Member]
Significant Transactions [Line Items]
Share issued par value | $ / shares																						$ 0.0000469793497033866
Series A-2 Convertible Preferred Share [Member]
Significant Transactions [Line Items]
Share issued par value | (per share)																					¥ 713	99.99
Series A-2 Convertible Preferred Share [Member] | THRI [Member]
Significant Transactions [Line Items]
Share issued par value | $ / shares																						$ 0.0000469793497033866